Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,132,541	934,641	0
Common stock, shares outstanding	1,132,541	934,641	0
Common stock subject to possible redemption	$ 22,168,376	$ 22,366,276	$ 0
Price per share	$ 10.00	$ 10.00	$ 10.00
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	5,825,230	5,825,230	6,468,750
Common stock, shares outstanding	5,825,230	5,825,230	6,468,750